SEC Schedule, Article 12-09, Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts

(In Thousands)	Balance at beginning of period	Charged to costs and expenses	Deductions	Balance at end of period
Year ended December 31, 2020:
Allowance for deferred tax assets	$11,623	$11,707	$—	$23,330
Liability for loss and loss adjustment expenses	62,758	15,337	8,295	69,800
Allowance for doubtful accounts	210	424	141	493
Year ended December 31, 2019:
Allowance for deferred tax assets	4,752	6,871	—	11,623
Liability for loss and loss adjustment expenses	—	71,551	8,793	62,758
Allowance for doubtful accounts	—	210	—	210
Year ended December 31, 2018:
Allowance for deferred tax assets	1,766	2,986	—	4,752
Liability for loss and loss adjustment expenses	—	—	—	—
Allowance for doubtful accounts	—	—	—	—